Concentration Of Credit Risk	12 Months Ended
Oct. 31, 2012
Concentration Risk Disclosure [Text Block]

3.         CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject us to concentrations of credit risk consist principally of accounts receivable from sales in the ordinary course of business.  Management reviews our accounts receivable and other receivables for potential doubtful accounts and maintains an allowance for estimated uncollectible amounts.  Generally, no collateral is received from customers for our accounts receivable.  Our policy is to write-off uncollectable amounts at the time it is determined that collection will not occur.  During fiscal year 2012, one customer represented 99% of total net revenue.  During fiscal year 2011, one customer represented 87% of total net revenue.